Accounts Receivable - Summary of Credit Loss Percentage (Detail)	Mar. 31, 2021
Not Due (Including Unbilled Receivables) [Member]
Accounts Receivable Noncurrent Past Due [Line Items]
Expected Credit Losses %	0.73%
0-90 Days [Member]
Accounts Receivable Noncurrent Past Due [Line Items]
Expected Credit Losses %	2.80%
90-180 Days [Member]
Accounts Receivable Noncurrent Past Due [Line Items]
Expected Credit Losses %	3.82%
180-365 Days [Member]
Accounts Receivable Noncurrent Past Due [Line Items]
Expected Credit Losses %	3.99%
Above 365 Days [Member]
Accounts Receivable Noncurrent Past Due [Line Items]
Expected Credit Losses %	11.79%